Investment in Diana Containerships Inc.	12 Months Ended
Dec. 31, 2013
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

3.        Investment in Diana Containerships Inc.

On January 18, 2011, the Company, which owned 54.6% of the share capital of Diana Containerships, spun off 2,667,015 shares, or 80% of its ownership in Diana Containerships, through a distribution of shares to its stockholders, recording a dividend of $36,981. Diana Containerships was de-consolidated from the Company's consolidated financial statements as its ownership decreased to about 11%. On June 15, 2011, in a public offering of Diana Containerships, the Company invested an additional amount of $20,000 in a concurrent private offering; however, the Company's ownership percentage has been diluted since then, as a result of increases in the issued share capital of Diana Containerships. Since the spin off, the Company, on the basis of the significant influence exercised over Diana Containerships through its shareholding, its common executive Board, until March 1, 2013 through Diana Shipping Services and since May 2013 through a loan agreement (Note 4(e)), accounts for its investment in Diana Containerships under the equity method according to ASC 323 “Investments – Equity Method and Joint Ventures”.

As at December 31, 2013 and 2012, the Company owned 9.51% and 10.4%, respectively, of the share capital of Diana Containerships Inc., and its investment of $15,640 for 2013 and $24,734 for 2012 is separately reflected in Investment in Diana Containerships Inc., in the accompanying consolidated balance sheets. As at December 31, 2013, the market value of the investment was $13,501 based on Diana Containerships closing price on Nasdaq of $4.05.

For 2013, 2012, and 2011, the investment in Diana Containerships resulted in a loss of $6,094, $1,773, and a gain of $1,207, respectively, which are separately presented in Gain/(loss) from investment in Diana Containerships Inc. in the accompanying consolidated statements of operations. Also during 2013, 2012, and 2011, the Company received dividends from Diana Containerships amounting to $4,000, $2,835, and $100, respectively. In addition, at December 31, 2013 and 2012, dividends declared but not received of $0 and $1,000, respectively, are included in Prepaid expenses and other assets in the respective accompanying consolidated balance sheets.